U.S. Bancorp Fund Services LLC

615 East Michigan Street

Milwaukee, WI 53202

July 18, 2013

FILED VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust is the XBRL risk/return summary and corresponding XBRL exhibits, noted below, that mirrors the risk/return summary filed pursuant to Rule 497(c) under the 1933 Act on June 26, 2013. That June 26, 2013 Rule 497(c) filing (Accession No. 0001193125-13-272513) is hereby incorporated by reference to today’s Rule 497(c) filing.

The XBRL exhibits attached hereto consist of the following:

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

If you have any questions concerning the foregoing, please contact Adam Henkel of U.S. Bancorp Fund Services, LLC at (312) 325-2037 or Nicole Trudeau of K&L Gates LLP at (202) 778-9189.

Sincerely,

/s/ Adam R. Henkel
Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC